Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	2,539	1,257	5,036	2,520
General and administrative expenses	1,269	976	2,574	1,609
Total operating expenses	3,808	2,233	7,610	4,129
Operating loss	(3,808)	(2,233)	(7,610)	(4,129)
Other income/(expense), net	700	(808)	1,302	294
Net (loss)	(3,108)	(3,041)	(6,308)	(3,835)
Exchange differences arising from translating financial statements from functional to presentation currency	2,055	888	(733)	(128)
Total other comprehensive income (loss)	2,055	888	(733)	(128)
Total comprehensive (loss)	$ (1,053)	$ (2,153)	$ (7,041)	$ (3,963)
Basic & diluted (loss) per share (in Dollars per share)	$ (0.17)	$ (0.23)	$ (0.36)	$ (0.31)
Weighted average number of shares outstanding (in Shares)	18,305,882	13,441,436	17,397,860	12,419,643